Summary of Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Mar. 02, 2022 USD ($) $ / shares	Apr. 06, 2021 USD ($)	Sep. 29, 2016	Sep. 30, 2021 USD ($)	Feb. 28, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2021 USD ($)	Jan. 01, 2021 USD ($)	Jul. 31, 2018
Disclosure Of Changes In Accounting Estimates [Line Items]
Profit (loss)						$ 100,755	$ 240,997	$ 133,109
Net cash flows from (used in) operating activities						(134,583)	(149,327)	(91,755)
Net assets						162,596	375,216
Lease and other contractual commitments and interest payments on debt obligations						13,000
Date of acquisition			Sep. 29, 2016
Loan interest rate											12.00%
Employee benefits expense						3,111	$ 1,569	$ 1,061
CA Healthcare Acquisition Corp.
Disclosure Of Changes In Accounting Estimates [Line Items]
Net assets						$ 24,886
Proceeds from merger				$ 38,000
Shares issued in exchange of net assets		$ 38,000
Date of acquisition		Sep. 28, 2021
Initial business combination agreement date						Apr. 06, 2021
Common shares ratio					1.60806264
Minimum | Customer Related Intangibles and Supplier Relationships
Disclosure Of Changes In Accounting Estimates [Line Items]
Useful life intangible assets						7 years
Minimum | Technology and Software
Disclosure Of Changes In Accounting Estimates [Line Items]
Useful life intangible assets						8 years
Maximum | Customer Related Intangibles and Supplier Relationships
Disclosure Of Changes In Accounting Estimates [Line Items]
Useful life intangible assets						10 years
Maximum | Technology and Software
Disclosure Of Changes In Accounting Estimates [Line Items]
Useful life intangible assets						10 years
Land and buildings [member] | Maximum
Disclosure Of Changes In Accounting Estimates [Line Items]
Estimated useful lives						15 years
Plant and Equipment | Minimum
Disclosure Of Changes In Accounting Estimates [Line Items]
Estimated useful lives						3 years
Plant and Equipment | Maximum
Disclosure Of Changes In Accounting Estimates [Line Items]
Estimated useful lives						15 years
Fixtures and Fittings | Minimum
Disclosure Of Changes In Accounting Estimates [Line Items]
Estimated useful lives						3 years
Fixtures and Fittings | Maximum
Disclosure Of Changes In Accounting Estimates [Line Items]
Estimated useful lives						7 years
2020 Senior Secured Loan
Disclosure Of Changes In Accounting Estimates [Line Items]
Debt instruments issued						$ 300,000			$ 100,000	$ 35,000
Additional debt instruments issued						$ 40,000
Loan matures						March 2024
Convertible Senior Subordinated Notes Due 2027 | Privately Negotiated Subscription Agreements
Disclosure Of Changes In Accounting Estimates [Line Items]
Purchase of convertible senior subordinated	$ 56,500
Loan matures	March 1, 2027
Loan interest rate	6.00%
Payment Description						payable semi-annually in arrears starting September 1, 2022
Initial conversion price per share | $ / shares	$ 9.22